ASSETS HELD FOR SALE (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Assets and liabilities classified as held for sale [line items]
Total assets classified as held for sale	R$ 1,033,184	R$ 387,690
Total liabilities classified as held for sale	169,383	168,381
Assets and liabilities classified as held for sale
Assets and liabilities classified as held for sale [line items]
Investment	1,033,184	387,690
Total assets classified as held for sale	1,033,184	387,690
Other liabilities	169,383	168,381
Total liabilities classified as held for sale	R$ 169,383	R$ 168,381